Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ (24,094)	$ 43,822	$ (21,584)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	423	1,002	1,309
Stock-based compensation expense	3,089	6,801	5,488
Change in common stock warrant value	(121)	(16,773)	(9,344)
(Gain) loss on sale of investments, property and equipment	(122)	14	(3)
Changes in operating assets and liabilities:
Collaboration receivable/payable	2,020	5,357	10,846
Prepaid expenses and other current assets	2,142	(774)	1,314
Accounts payable	97	(1,349)	385
Accrued clinical and development expenses	(6,057)	836	(1,446)
Accrued liabilities	(2,381)	89	19
Deferred rent	(95)	(112)	3
Deferred revenue	0	(76,916)	(14,722)
Net cash used in operating activities	(25,099)	(38,003)	(27,735)
Cash flows from investing activities:
Acquisition of property and equipment	0	(109)	(224)
Acquisition of marketable securities	(17,448)	(56,793)	(44,911)
Proceeds from sale of property and equipment	131	0	0
Proceeds from sales of marketable securities	0	1,997	14,584
Proceeds from maturities of marketable securities	43,350	65,223	53,878
Net cash provided by investing activities	26,033	10,318	23,327
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants, net of offering expenses	28	28,883	5,520
Net cash provided by financing activities	28	28,883	5,520
Net increase in cash and cash equivalents	962	1,198	1,112
Cash and cash equivalents, beginning of period	9,589	8,391	7,279
Cash and cash equivalents, end of period	$ 10,551	$ 9,589	$ 8,391